Revenue Recognition (Tables)	6 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following table is a summary of the Company’s total revenues by geographic region:

	Year Ended
	March 31, 2017		March 31, 2018		March 31, 2019
	Amount	%	Amount	%	Amount	%
	(in thousands, except percentages)
North America	$250,292	62%	$232,521	58%	$248,012	57%
Europe, Middle East and Africa	99,725	25%	111,295	28%	125,615	29%
Asia Pacific	44,829	11%	39,275	10%	45,563	11%
Latin America	11,531	3%	14,956	4%	11,776	3%
Total revenue	$406,377		$398,047		$430,966

The following table is a summary of the Company’s total revenues by geographic region (in thousands, except percentages):

	Three Months Ended September 30,				Six Months Ended September 30,
	2018		2019		2018		2019
	Amount	%	Amount	%	Amount	%	Amount	%
North America	$59,340	57%	$77,245	59%	$115,208	57%	$148,442	59%
Europe, Middle East and Africa	29,115	29%	34,317	27%	57,379	29%	67,818	27%
Asia Pacific	10,769	11%	13,747	11%	22,085	11%	28,182	11%
Latin America	2,663	3%	4,069	3%	5,436	3%	7,486	3%
Total revenue	$101,887		$129,378		$200,108		$251,928